UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9637
                                   811-9739

Name of Fund: Merrill Lynch Large Cap Value Fund and Master Large Cap Value
              Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill
      Lynch Large Cap Value Fund and Master Large Cap Value Portfolio, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

                                              Merrill Lynch Large Cap Value Fund

Schedule of Investments as of January 31, 2005

                                      Beneficial Interest     Mutual Funds                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                             $743,117,980     Master Large Cap Value Portfolio                        $ 961,470,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Mutual Funds (Cost - $824,484,066) - 100.1%         961,470,400
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $824,484,066) - 100.1%                                                                        961,470,400

Liabilities in Excess of Other Assets - (0.1%)                                                                             (883,641)
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 960,586,759
                                                                                                                      =============

Master Large Cap Value Portfolio

Schedule of Investments as of January 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
Sector*             Industry*                                   Shares Held   Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer            Automobiles - 0.9%                              687,000   Ford Motor Co.                         $    9,047,790
Discretionary -     ---------------------------------------------------------------------------------------------------------------
12.7%               Hotels, Restaurants & Leisure - 2.6%            339,000   Darden Restaurants, Inc.                   10,020,840
                                                                    462,000   McDonald's Corp.                           14,964,180
                                                                                                                     --------------
                                                                                                                         24,985,020
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.6%                        87,000   Black & Decker Corp.                        7,168,800
                                                                    182,000   The Stanley Works                           8,655,920
                                                                                                                     --------------
                                                                                                                         15,824,720
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 1.1%             307,000   Eastman Kodak Co.                          10,158,630
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 3.5%                         367,000   Dillard's, Inc. Class A                     9,630,080
                                                                     42,000   Federated Department Stores                 2,385,600
                                                                    271,000   JC Penney Co, Inc. Holding Co.             11,577,120
                                                                    200,000   Nordstrom, Inc.                             9,650,000
                                                                                                                     --------------
                                                                                                                         33,242,800
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 3.0%                         199,000   American Eagle Outfitters                  10,109,200
                                                                    635,000   Circuit City Stores, Inc.                   9,093,200
                                                                    413,000   Limited Brands                              9,788,100
                                                                                                                     --------------
                                                                                                                         28,990,500
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Consumer Discretionary              122,249,460
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples -  Beverages - 0.6%                                286,000   PepsiAmericas, Inc.                         6,077,500
3.3%                ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 1.3%                 259,000   Costco Wholesale Corp.                     12,242,930
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 1.3%                            519,000   Archer-Daniels-Midland Co.                 12,559,800
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                                   19,000   Altria Group, Inc.                          1,212,770
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Consumer Staples                     32,093,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 17.2%      Oil & Gas - 17.2%                               116,000   Amerada Hess Corp.                         10,051,400
                                                                    190,000   Anadarko Petroleum Corp.                   12,579,900
                                                                    280,000   Burlington Resources, Inc.                 12,238,800
                                                                    503,000   ChevronTexaco Corp.                        27,363,200
                                                                    213,000   ConocoPhillips                             19,764,270
                                                                    323,000   Devon Energy Corp.                         13,136,410
                                                                    649,000   Exxon Mobil Corp.                          33,488,400
                                                                    225,000   Occidental Petroleum Corp.                 13,135,500
                                                                    122,000   Sunoco, Inc.                               10,673,780
                                                                    236,000   Valero Energy Corp.                        12,279,080
                                                                     15,000   Williams Cos., Inc.                           252,150
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Energy                              164,962,890
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 22.5%  Capital Markets - 2.4%                          111,000   The Bear Stearns Cos., Inc.                11,217,660
                                                                    316,000  +E*Trade Financial Corp.                     4,345,000
                                                                     82,000   Lehman Brothers Holdings, Inc.              7,477,580
                                                                                                                     --------------
                                                                                                                         23,040,240
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.9%                         219,000   Bank of America Corp.                      10,155,030
                                                                    278,000   Hibernia Corp. Class A                      7,316,960
                                                                      9,000   M&T Bank Corp.                                921,240
                                                                                                                     --------------
                                                                                                                         18,393,230
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 1.1%                         615,000  +Providian Financial Corp.                  10,258,200
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 2.3%           412,000   Citigroup, Inc.                            20,208,600
                                                                     58,000   JPMorgan Chase & Co.                        2,165,140
                                                                                                                     --------------
                                                                                                                         22,373,740
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 14.8%                               279,000   The Allstate Corp.                         14,072,760
                                                                    256,000   American Financial Group, Inc.              7,882,240
                                                                    151,000   Chubb Corp.                                11,246,480
                                                                    173,000   Hartford Financial Services Group,
                                                                              Inc. (c)                                   11,641,170
                                                                    227,000   Lincoln National Corp.                     10,473,780
                                                                    145,000   Loews Corp.                                 9,860,000

Master Large Cap Value Portfolio

-----------------------------------------------------------------------------------------------------------------------------------
Sector*             Industry*                                   Shares Held   Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Financials          Insurance (concluded)                           152,000   Mercury General Corp.                  $    8,648,800
(concluded)                                                         284,000   Metlife, Inc.                              11,289,000
                                                                    132,000   Nationwide Financial Services Class A       4,877,400
                                                                    218,000   Protective Life Corp.                       8,972,880
                                                                    245,000   Prudential Financial, Inc.                 13,207,950
                                                                    202,000   Safeco Corp.                                9,352,600
                                                                    602,000   UnumProvident Corp.                        10,336,340
                                                                    213,000   WR Berkley Corp.                           10,160,100
                                                                                                                     --------------
                                                                                                                        142,021,500
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Financials                          216,086,910
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 4.9%  Health Care Providers & Services - 4.9%          94,000   Aetna, Inc. New Shares                     11,942,700
                                                                    138,000   Cigna Corp.                                11,074,500
                                                                    315,000  +Humana, Inc.                               10,795,050
                                                                     60,000  +Laboratory Corp. of America Holdings        2,871,000
                                                                    173,000  +Pacificare Health Systems                  10,644,690
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Health Care                          47,327,940
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 9.7%  Aerospace & Defense - 1.7%                      182,000   Boeing Co.                                  9,209,200
                                                                    194,000   Goodrich Corp.                              6,654,200
                                                                                                                     --------------
                                                                                                                         15,863,400
                    ---------------------------------------------------------------------------------------------------------------
                    Air Freight & Logistics - 0.7%                  146,000   CNF, Inc.                                   6,848,860
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.2%            67,000   The Brink's Co.                             2,372,470
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 1.1%                     189,000   Rockwell Automation, Inc.                  10,706,850
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 3.4%                 918,000   General Electric Co.                       33,167,340
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 1.4%                                124,000   Cummins, Inc.                               9,631,080
                                                                    145,000   Timken Co.                                  3,735,200
                                                                                                                     --------------
                                                                                                                         13,366,280
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 1.2%                              323,000   Norfolk Southern Corp.                     11,279,160
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Industrials                          93,604,360
-----------------------------------------------------------------------------------------------------------------------------------
Information         Communications Equipment - 2.5%               3,110,000  +Lucent Technologies, Inc. (c)              10,138,600
Technology - 15.3%                                                  402,000   Motorola, Inc.                              6,327,480
                                                                  1,057,000  +Tellabs, Inc.                               7,525,840
                                                                                                                     --------------
                                                                                                                         23,991,920
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 2.9%                  902,000   Hewlett-Packard Co.                        17,670,180
                                                                    266,000  +NCR Corp.                                   9,091,880
                                                                     40,000  +QLogic Corp.                                1,531,200
                                                                                                                     --------------
                                                                                                                         28,293,260
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment & Instruments - 2.0%       550,000  +Ingram Micro, Inc. Class A                 10,164,000
                                                                    218,000  +Tech Data Corp.                             9,162,540
                                                                                                                     --------------
                                                                                                                         19,326,540
                    ---------------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio

-----------------------------------------------------------------------------------------------------------------------------------
Sector*             Industry*                                   Shares Held   Common Stocks                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Information         IT Services - 3.6%                               67,000  +Checkfree Corp.                        $    2,613,000
Technology                                                          196,000  +Computer Sciences Corp. (c)                10,097,920
(concluded)                                                         528,000   Electronic Data Systems Corp.              11,309,760
                                                                    492,000   Sabre Holdings Corp. Class A               10,381,200
                                                                                                                     --------------
                                                                                                                         34,401,880
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 1.2%                       727,000  +Xerox Corp.                                11,544,760
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 3.1%                                 245,000   Autodesk, Inc.                              7,195,650
                                                                    439,000  +BMC Software, Inc.                          7,388,370
                                                                    383,000  +McAfee, Inc.                                9,900,550
                                                                    360,000  +Oracle Corp.                                4,957,200
                                                                                                                     --------------
                                                                                                                         29,441,770
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Information Technology              147,000,130
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 10.5%   Chemicals - 4.0%                                115,000   EI Du Pont de Nemours & Co.                 5,469,400
                                                                    190,000   Eastman Chemical Co.                       10,288,500
                                                                    370,000   Lyondell Chemical Co.                      10,885,400
                                                                    226,000   Monsanto Co.                               12,233,380
                                                                                                                     --------------
                                                                                                                         38,876,680
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.9%                   209,000   Ball Corp.                                  8,928,480
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 4.1%                          196,000   Nucor Corp.                                11,007,360
                                                                    107,000   Phelps Dodge Corp.                         10,304,100
                                                                    206,000   United States Steel Corp.                  10,670,800
                                                                    357,000   Worthington Industries                      7,311,360
                                                                                                                     --------------
                                                                                                                         39,293,620
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 1.5%                  158,000   Georgia-Pacific Corp.                       5,071,800
                                                                    311,000   MeadWestvaco Corp.                          8,984,790
                                                                                                                     --------------
                                                                                                                         14,056,590
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Materials                           101,155,370
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 3.8%    Electric Utilities - 3.0%                       308,000   Edison International                       10,000,760
                                                                    306,000   Northeast Utilities                         5,722,200
                                                                    185,000   TXU Corp.                                  12,802,000
                                                                                                                     --------------
                                                                                                                         28,524,960
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities & Unregulated Power - 0.8%    1,780,000  +Dynegy, Inc. Class A (c)                    7,921,000
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Utilities                            36,445,960
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks
                                                                              (Cost - $823,939,376) - 99.9%             960,926,020
                    ---------------------------------------------------------------------------------------------------------------

                                                        Beneficial Interest   Short-Term Securities
                    ---------------------------------------------------------------------------------------------------------------
                                                                $ 3,856,847   Merrill Lynch Liquidity Series, LLC
                                                                              Cash Sweep Series I (a)                     3,856,847
                                                                 28,679,800   Merrill Lynch Liquidity Series, LLC
                                                                              Money Market Series (a)(b)                 28,679,800
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Short-Term Securities
                                                                              (Cost - $32,536,647) - 3.4%                32,536,647
                    ---------------------------------------------------------------------------------------------------------------
                                                                              Total Investments
                                                                              (Cost - $856,476,023**) - 103.3%          993,462,667

                                                                              Liabilities in Excess of Other
                                                                              Assets - (3.3%)                           (31,992,267)
                                                                                                                     --------------
                                                                              Net Assets - 100.0%                    $  961,470,400
                                                                                                                     ==============

* For Portfolio compliance purposes, "Sector" and "Industry" mean any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

Master Large Cap Value Portfolio

Schedule of Investments as of January 31, 2005 (concluded)

** The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 861,187,830
                                                                  =============
      Gross unrealized appreciation                               $ 147,117,967
      Gross unrealized depreciation                                 (14,843,130)
                                                                  -------------
      Net unrealized appreciation                                 $ 132,274,837
                                                                  =============

+     Non-income producing security.
(a) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


      --------------------------------------------------------------------------
                                                                       Interest/
                                                           Net         Dividend
      Affiliate                                       Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
          Cash Sweep Series I                      $ 2,653,746       $    16,374
      Merrill Lynch Liquidity Series, LLC
          Money Market Series                      $(6,543,400)      $     4,357
      Merrill Lynch Premier Institutional Fund              --       $       731
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or portion of security, is on loan.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Large Cap Value Fund and Master Large Cap Value Portfolio


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    President
    Merrill Lynch Large Cap Value Fund and Master Large Cap Value Portfolio

Date: March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    President
    Merrill Lynch Large Cap Value Fund and Master Large Cap Value Portfolio

Date: March 21, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer
    Merrill Lynch Large Cap Value Fund and Master Large Cap Value Portfolio

Date: March 21, 2005